AlphaClone Activist ETF
AlphaClone Activist ETF
Investment Objective
The AlphaClone Activist ETF (the “Activist ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the AlphaClone Activist Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AlphaClone Activist ETF AlphaClone Activist ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:
AlphaClone Activist ETF | AlphaClone Activist ETF | USD ($)	87	271

Portfolio Turnover
The Activist ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy
The Activist ETF uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

AlphaClone Activist Index

The Index utilizes a proprietary, quantitative Clone Score methodology developed by AlphaClone, Inc., the Fund’s investment adviser (the “Adviser”), to replicate the equity securities favored as investments by hedge funds and institutional investors that pursue an activist investment approach. The Index was established by the Adviser in 2015 and is generally composed of between 40 and 100 U.S.-listed equity securities and reconstituted quarterly. As of August 27, 2015, the market capitalization range of the securities in the Index was $285 million to $364 billion.

The Adviser’s Clone Score methodology analyzes the historical returns of a given activist hedge fund’s or institutional investor’s holdings and assigns a Clone Score (i.e., ranking) to each such hedge fund and institutional investor based on such returns. The Clone Score methodology incorporates information from hedge fund and institutional investor public disclosure filings (e.g., Form 13F filings) with the U.S. Securities and Exchange Commission to identify their disclosed holdings at the end of each quarter. The methodology identifies activist hedge funds and institutional investors by the frequency with which they file Schedule 13D filings indicating an intention to seek certain changes to the companies in which they invest (e.g., mergers, changes to boards, liqudations). The Index is made up of the equity securities held by those activist hedge funds and institutional investors with the highest Clone Scores. Index constituents are equal weighted at the time of each reconstitution but have an overlap bias (i.e., holdings held by twice as many hedge funds and institutional investors have twice the weight). Additionally, each individual constituent is limited to a 15% weighting and the aggregate weight for any five index constituents is limited to 50% at the time of each reconstitution.

The equity securities that may comprise the Index include, but are not limited to, U.S.-listed common stock of both domestic and foreign companies, including those in emerging markets, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and American Depositary Receipts (“ADRs”), each with a market capitalization of at least $100 million at the time of reconstitution and meeting certain liquidity thresholds.

The Fund’s Investment Strategy

The Activist ETF attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Investment Risks
All investments carry a certain amount of risk and the Activist ETF cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

•
ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.

•
Currency Exchange Rate Risk. The underlying foreign shares of ADRs in which the Fund invests may be denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

•
Emerging Markets Risk. Investments in ADRs that provide exposure to securities traded in developing or emerging markets may additionally involve substantial risk due to limited information; different accounting, auditing and financial reporting standards; a country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments. Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

•	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•
Foreign Markets Risk. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, the value of non-U.S. securities may be subject to risk of decline due to foreign currency fluctuations or to political or economic instability. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•	Limited Operating History Risk. The Fund recently commenced operations and does not have a performance record for investors to judge the Fund’s performance.

•
MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

•
Models and Data Risk.  The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

•
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

•
Passive Investment Risk. The Fund is not actively managed and neither the Adviser nor sub-adviser would sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

•
Shares of the Fund May Trade at Prices Other Than Net Asset Value. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s net asset value per share (“NAV”), there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines.

•
Smaller Companies Risk. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of smaller companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.

•
Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. To meet the diversification requirements, the Fund must also generally limit its investments in MLPs to no more than 25% of the Fund’s total assets. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements.  If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company.  If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

•
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The Activist ETF is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at www.alphaclonefunds.com.